STOCKHOLDERS' EQUITY (Details) - Stock option activity (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock option activity [Abstract]
Options, Outstanding, Shares	22,052,736	22,052,736		13,877,573	9,460,543
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 0.1687	$ 0.1687		$ 0.1914	$ 0.2508
Options Outstanding, Weighted-Average Remaining Contractual Term	4 years 73 days	3 years 328 days	4 years 73 days	8 years 255 days	9 years 127 days
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 858,766	$ 858,766		$ 259,558
Options Grants, Shares		375,000	12,312,745		5,658,530
Options Grants, Weighted-Average Exercise Price (in Dollars per share)		$ 0.10	$ 0.13		$ 0.2317
Options Grants, Weighted-Average Remaining Contractual Term		10 years	10 years		10 years
Options Grants, Aggregate Intrinsic Value (in Dollars)
Options Exercised, Shares			(420,000)
Options Forfeitures or expirations, Shares			(3,717,582)		(1,241,500)
Options Forfeitures or expirations, Weighted-Average Exercise Price (in Dollars per share)			$ 0.1623		$ 0.8300
Outstanding at December 31, 2014		22,365,236	22,052,736	22,052,736	13,877,573
Outstanding at December 31, 2014 (in Dollars per share)		$ 0.17	$ 0.1687	$ 0.1687	$ 0.1914
Outstanding at December 31, 2014	4 years 73 days	3 years 328 days	4 years 73 days	8 years 255 days	9 years 127 days
Outstanding at December 31, 2014 (in Dollars)		429,012	858,766	858,766	259,558
Exercisable at December 31, 2014		16,047,474	11,363,138	11,363,138
Exercisable at December 31, 2014 (in Dollars per share)		$ 0.16	$ 0.1622	$ 0.1622
Exercisable at December 31, 2014		3 years 255 days	4 years 109 days
Exercisable at December 31, 2014 (in Dollars)		$ 373,706	$ 573,899	$ 573,899